Shareholder Report, Line Graph (Details) - USD ($)												1 Months Ended							2 Months Ended							3 Months Ended							4 Months Ended							5 Months Ended							6 Months Ended							7 Months Ended							8 Months Ended							9 Months Ended						10 Months Ended						11 Months Ended						12 Months Ended						13 Months Ended						14 Months Ended					15 Months Ended					16 Months Ended					17 Months Ended					18 Months Ended				19 Months Ended				20 Months Ended				21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended
	May 31, 2025	May 29, 2025	Dec. 31, 2024	Dec. 17, 2024	Aug. 31, 2024	Aug. 20, 2024	May 31, 2024	May 28, 2024	Dec. 04, 2023	Sep. 05, 2023	Feb. 07, 2023	Jun. 30, 2025	Jan. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Feb. 28, 2023	Jul. 31, 2025	Feb. 28, 2025	Oct. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Oct. 31, 2023	Mar. 31, 2023	Aug. 31, 2025	Mar. 31, 2025	Nov. 30, 2024	Aug. 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Apr. 30, 2023	Sep. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	May 31, 2023	Oct. 31, 2025	May 31, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Jun. 30, 2023	Nov. 30, 2025	Jun. 30, 2025	Feb. 28, 2025	Nov. 30, 2024	May 31, 2024	Feb. 29, 2024	Jul. 31, 2023	Dec. 31, 2025	Jul. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Aug. 31, 2023	Jan. 31, 2026	Aug. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Jul. 31, 2024	Apr. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	May 31, 2025	Feb. 28, 2025	Aug. 31, 2024	May 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Aug. 31, 2025	May 31, 2025	Nov. 30, 2024	Aug. 31, 2024	Jan. 31, 2024	Jan. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Feb. 29, 2024	Oct. 31, 2025	Jul. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Mar. 31, 2024	Nov. 30, 2025	Aug. 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Apr. 30, 2024	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	May 31, 2024	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Jun. 30, 2024	Nov. 30, 2025	May 31, 2025	Feb. 28, 2025	Jul. 31, 2024	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Aug. 31, 2024	Jan. 31, 2026	Jul. 31, 2025	Apr. 30, 2025	Sep. 30, 2024	Aug. 31, 2025	May 31, 2025	Oct. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Oct. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Aug. 31, 2025	Jan. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Feb. 28, 2025	Jan. 31, 2026	Oct. 31, 2025	Mar. 31, 2025	Nov. 30, 2025	Apr. 30, 2025	Dec. 31, 2025	May 31, 2025	Jan. 31, 2026	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026
Return Stacked(R) Global Stocks & Bonds ETF
Account Value [Line Items]
Accumulated Value									$ 10,000							$ 10,680							$ 10,606							$ 10,874							$ 11,257							$ 10,531							$ 11,103							$ 11,399							$ 11,788						$ 12,166						$ 12,511						$ 11,888						$ 12,443						$ 11,812					$ 12,188					$ 12,354					$ 11,888					$ 12,038				$ 12,551				$ 13,284				$ 13,321			$ 13,819			$ 14,351			$ 14,656			$ 14,751			$ 14,776			$ 15,167
Return Stacked(R) U.S. Stocks & Managed Futures ETF
Account Value [Line Items]
Accumulated Value										$ 10,000							$ 9,784							$ 9,517							$ 9,784							$ 10,176							$ 10,099							$ 11,044							$ 11,779							$ 11,580						$ 11,990						$ 12,363						$ 12,019						$ 12,063						$ 12,343					$ 11,405					$ 12,155					$ 12,040					$ 12,582				$ 12,083				$ 11,152				$ 10,477			$ 11,072			$ 11,844			$ 11,709			$ 12,257			$ 13,371			$ 14,150		$ 14,177		$ 14,444		$ 15,091
Return Stacked(R) Bonds & Managed Futures ETF
Account Value [Line Items]
Accumulated Value											$ 10,000							$ 9,892							$ 9,110							$ 9,179							$ 8,974							$ 9,248							$ 9,163							$ 8,784							$ 8,954						$ 8,766						$ 8,585						$ 8,862						$ 8,647						$ 8,882					$ 9,248					$ 9,243					$ 9,253					$ 9,333				$ 9,174				$ 9,160				$ 9,272			$ 8,459			$ 8,596			$ 8,590			$ 8,786			$ 8,745			$ 8,582		$ 8,213		$ 8,103		$ 8,364	$ 8,058	$ 8,372	$ 8,906	$ 9,265	$ 9,338	$ 9,486	$ 9,800
Return Stacked(R) U.S. Stocks & Futures Yield ETF
Account Value [Line Items]
Accumulated Value							$ 10,026	$ 10,000							$ 10,514							$ 10,219							$ 10,211							$ 10,268							$ 9,719							$ 10,362							$ 10,162							$ 10,112						$ 9,873						$ 8,940						$ 8,321						$ 8,658						$ 9,247					$ 9,526					$ 9,643					$ 10,058					$ 10,193				$ 10,218				$ 9,859				$ 10,239
Return Stacked(R) Bonds & Futures Yield ETF
Account Value [Line Items]
Accumulated Value					$ 9,886	$ 10,000								$ 9,838							$ 9,172							$ 9,331							$ 9,208							$ 8,960							$ 9,055							$ 8,681							$ 8,181						$ 7,947						$ 8,183						$ 8,212						$ 8,237						$ 8,371					$ 8,333					$ 8,390					$ 8,057					$ 8,264
Return Stacked(R) Bonds & Merger Arbitrage ETF
Account Value [Line Items]
Accumulated Value			$ 10,004	$ 10,000									$ 10,040							$ 10,244							$ 10,294							$ 10,361							$ 10,280							$ 10,511							$ 10,465							$ 10,612						$ 10,663						$ 10,738						$ 10,847						$ 10,798						$ 10,808
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF
Account Value [Line Items]
Accumulated Value	$ 9,913	$ 10,000										$ 10,421							$ 10,809							$ 11,209							$ 12,624							$ 13,095							$ 12,892							$ 12,935							$ 13,750
S&P Composite 1500 TR Index
Account Value [Line Items]
Accumulated Value									$ 10,001							$ 10,464							$ 10,603							$ 11,168							$ 11,542							$ 11,054							$ 11,598							$ 11,965							$ 12,167						$ 12,433						$ 12,688						$ 12,569						$ 13,343						$ 12,970					$ 13,339					$ 13,128					$ 12,388					$ 12,283				$ 13,047				$ 13,697				$ 13,996			$ 14,306			$ 14,795			$ 15,109			$ 15,168			$ 15,177			$ 15,431
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000					$ 9,948	$ 10,000		$ 10,000		$ 10,509			$ 10,305		$ 9,545		$ 10,744			$ 10,431		$ 9,345		$ 10,962			$ 10,684		$ 10,198		$ 11,362			$ 10,912		$ 10,661		$ 11,628			$ 10,813		$ 10,840		$ 11,657			$ 11,448		$ 11,419		$ 11,664			$ 11,175		$ 11,787		$ 11,833			$ 11,486		$ 11,305				$ 11,336		$ 11,866				$ 10,697		$ 12,292				$ 10,625		$ 12,441				$ 11,294		$ 12,743				$ 11,868		$ 13,015			$ 12,134		$ 12,897			$ 12,380		$ 13,654			$ 12,832		$ 13,329			$ 13,133		$ 13,700		$ 13,165		$ 13,521		$ 13,173		$ 12,759		$ 13,364		$ 12,673			$ 13,470			$ 14,155			$ 14,473			$ 14,766			$ 15,305			$ 15,664		$ 15,702		$ 15,712		$ 15,940
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value					$ 9,971	$ 10,000					$ 10,000			$ 10,104				$ 9,827			$ 9,854				$ 10,076			$ 9,958				$ 10,138			$ 9,795				$ 10,027			$ 9,847				$ 9,991			$ 10,064				$ 9,984			$ 10,067				$ 9,921			$ 10,107				$ 9,669		$ 10,035				$ 9,516		$ 10,189				$ 9,947		$ 10,162				$ 10,328		$ 10,284				$ 10,299		$ 10,396				$ 10,154	$ 10,461				$ 10,248	$ 10,526				$ 9,989	$ 10,510				$ 10,158	$ 10,521				$ 10,254				$ 10,494				$ 10,644				$ 10,787			$ 10,520			$ 10,631			$ 10,457			$ 10,512			$ 10,744			$ 10,748		$ 10,790		$ 10,713		$ 10,877	$ 10,849	$ 10,978	$ 11,098	$ 11,167	$ 11,237	$ 11,220	$ 11,232
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Accumulated Value			$ 9,725	$ 10,000									$ 9,995							$ 9,865							$ 9,309							$ 9,246							$ 9,828							$ 10,328							$ 10,560							$ 10,774						$ 11,167						$ 11,428						$ 11,456						$ 11,463						$ 11,630